INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The tax expense (benefit) for the years ended September 30, 2011 and 2010 consists of the following components:

	2011	2010

Current	$-	$-
Federal	$-	$-
State	25,149	6,386
	25,149	6,386
Deferred
Federal	-	-
State	-	-
	-	-
Total	$25,149	$6,386

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the actual and expected federal tax is as follows:

	2011	2010
Federal corporate tax rate of 34% and applicable AMT applied to pretax loss	$-	$-
State and local taxes, net of federal benefit	25,149	6,386
Effect of non-deductible entertainment	-	-
Effect of tax vs. book depreciation	-	-
Effect of capital loss carry forward	-	-
Effect of NOL limitation	-	-
Total tax expense (benefit)	$25,149	$6,386

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes consist of the following at September 30, 2011 and 2010:

	2011	2010

Deferred tax assets	$4,590,000	$2,429,640
Deferred tax liabilities	-	-
Valuation allowance	(4,590,000)	(2,429,640)
Total	$-	$-